Related Party Transactions - Schedule of Related Party Transactions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Cost of sales	$ 7	$ 6